Inventory Components of Inventory (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [Abstract]
Parts and materials	CAD 118	CAD 110
Coal	58	65
Deferred stripping costs	11	12
Natural gas	9	17
Purchased emission credits	23	9
Inventories	CAD 219	CAD 213	CAD 219